Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of the Company's assets and liabilities that are measured at fair value on a recurring basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	September 30, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
U.S. Money Market held in Trust Account	$345,024,019	$345,024,019	$—	$—

Liabilities:
Public Warrants Liability	12,190,000	12,190,000	—	—
Private Warrants Liability	11,873,287	—	—	11,873,287

	$24,063,287	$12,190,000	$—	$11,873,287

Schedule of changes Level 3 fair value liabilities
The following table presents the changes Level 3 liabilities for the nine months ended September 30, 2021:

Fair Value at January 1, 2021	$—
Initial fair value of public and private warrants	27,004,700
Change in fair value of public and private warrants	(8,570,219)
Transfer of public warrants to Level 1	(9,624,350)

Fair Value at June 30, 2021	$8,810,131
Change in fair value of private warrants	3,063,156

Fair Value at September 30, 2021	$11,873,287

Schedule of key inputs into the Monte Carlo simulation
The key inputs into the Monte Carlo simulation as of February 26, 2021 and September 30, 2021 were as follows:

Inputs	(Initial Measurement) February 26, 2021	September 30, 2021
Risk-free interest rate	0.98%	1.09%
Expected term remaining (years)	6.13	5.64
Expected volatility	24.2%	19.9%
Stock price	$9.565	$9.85